Taxes on Income (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Operating loss carryforward	$ 2,767,407	$ 2,784,560
Temporary differences	150,883	161,500
Total deferred tax assets	2,918,290	2,946,060
Valuation allowance	(2,918,290)	(2,946,060)
Net deferred tax assets